SHORT TERM NOTES AND CONVERTIBLE DEBT	21 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SHORT TERM NOTES AND CONVERTIBLE DEBT

NOTE 9. SHORT TERM NOTES AND CONVERTIBLE DEBT

Convertible Notes:

As of December 31, 2023, there were no Convertible Notes payable and outstanding. There was no convertible note activity in the three months ended September 30, 2024.

Senior Notes Payable

In May 2023, the Company issued $1,437,500 unsecured senior notes with a maturity date of May 16, 2024 (the “May 2023 Notes”), for cash proceeds of $1,250,000. The May 2023 Notes contained an original issue discount of 15.0% and accrued interest at an annual rate of 8.0%.

In September 2023, as agreed to during the issuance of the May 2023 Notes, the Company exercised their right to an additional financing, issuing $862,500 unsecured senior notes that mature on September 1, 2024 (the “September 2023 Notes”) for cash proceeds of $750,000. The September 2023 Notes contained an original issue discount of 15.0% and accrued interest at an annual rate of 8.0%.

In November 2023, the Company issued $294,118 unsecured senior notes with a maturity date of April 19, 2024 (the “November 2023 Notes”), for cash proceeds of $250,000. The November 2023 Notes contained an original issue discount of 15.0% and accrue interest at an annual rate of 8.0%.

The Company incurred issuance costs, recorded as deferred financing costs, of $361,675 relating to due diligence and legal costs associated with the issuance of the May 2023 Notes, the September 2023 Notes, and the November 2023 Notes (the “Senior Notes”).

The Company evaluated the embedded redemption and contingent interest features in Senior Notes to determine if such features were required to be bifurcated as an embedded derivative liability. In accordance with ASC 815-40, Derivatives and Hedging Activities, the embedded redemption features and contingent interest feature were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value at each reporting date. The Company fair valued such derivative liabilities and recorded a debt discount at issuance of the Senior Notes of $320,561.

The Company issued warrants to purchase 77,010 and 46,556 shares of common stock (1,232,156 and 744,890 shares before giving effect to the 2024 Stock Split) to the holders of the May 2023 Notes and November 2023 Notes (collectively the “Senior Notes Warrants”) with an exercise price of $10.02 and $4.58 per share ($0.6262 and $0.2856 pre-2024 split), respectively. The Company accounted for the warrants in accordance with the guidance contained in ASC 815 “Derivatives and Hedging” whereby under that provision these warrants did not meet the criteria for equity treatment and were recorded as a liability. As such, these warrants are recorded at fair value as of each reporting date with the change in fair value reported within other income in the accompanying consolidated statements of operations as “Change in fair value of warrant liability” until the warrants are exercised, expired or other facts and circumstances lead the warrant liability to be reclassified to stockholders’ equity. The fair value of the Senior Notes Warrants at issuance was $736,249 and was recorded as a debt discount. The Company incurred issuance costs of $72,862 relating to the Senior Notes Warrants which was recorded as a day 1 expense due to the liability classification of such warrants.

In connection with the issuance of the May 2023 Notes and November 2023 Notes, the Company paid a commitment fee in the form of 21,210 and 9,311 shares (339,360 and 148,978 shares before giving effect to the 2024 Stock Split) of unregistered common stock to the holders, respectively. The aggregate commitment fees had a fair value at issuance of $208,916 and were recorded as a deferred financing cost.

The resulting debt discounts from the derivative liabilities, warrant liabilities and deferred financing costs were presented as a direct deduction from the carrying amount of that debt liability and amortized to interest expense using the effective interest rate method. For the three months ended September 30, 2024, the Company recognized $60,226 in amortization of debt discounts and deferred financing costs which is recorded in interest expense.

Between January 22 and January 29, 2024, the Company entered into a series of exchange agreements (the “Exchange Agreements”) with the accredited investors to exchange principal and accrued interest on the May 2023 Notes for shares of common stock. Pursuant to the Exchange Agreements, the Company issued an aggregate of 644,142 post-split shares of common stock in exchange for $1,519,779 principal and accrued interest on the May 2023 Notes. Following these exchanges, the remaining outstanding balance of principal and interest on the Senior Notes was $1,145,037. This transaction accelerated the recognition of the related note discounts and resulted in a $1,066,732 charge.

On March 6, 2024, the Company paid $300,973 of principal and accrued interest on the November 2023 Notes. Following this payment, the remaining outstanding balance of principal and interest on Senior Notes was $898,380. This transaction accelerated the recognition of the related note discounts and resulted in a $111,928 charge.

On August 14, 2024, the Company entered into an exchange agreement (the “Exchange Agreement”) with the accredited investors to exchange $930,052 of principal and accrued interest on the September 2023 Notes for 930 shares of newly issued Series B convertible preferred stock (“Series B Preferred Stock”) at a purchase price of $1,000 per share. The Series B Preferred Stock is convertible into Common Stock at an initial conversion price (“Conversion Price”) of $0.234 per share. Following these exchanges, the remaining outstanding balance of principal and interest on the Senior Notes was $0. This transaction accelerated the recognition of the related note discounts and resulted in a $6,585 charge.

The following table reconciles the aggregate amount for the Senior Notes as well as the unamortized deferred financing costs and debt discounts relating to the derivative liabilities and warrant liabilities.

	September 30, 2024	December 31, 2023
Note Payable	$–	$2,594,118
Less: Unamortized Discounts and Deferred Financing Costs
Warrants	–	(557,582)
Derivative	–	(235,628)
Deferred financing costs	–	(675,184)
	–	(1,468,394)
	$–	$1,125,724